Investments in associates and joint ventures	6 Months Ended
Jun. 30, 2020
Investments in associates and joint ventures [Abstract]
Investments in associates and joint ventures
6 Investments in associates and joint ventures

Investments in associates and joint ventures
30 June 2020	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	23	673	1,492	54,563	48,832	526	378
Other investments in associates and joint ventures			283
			1,775

Investments in associates and joint ventures
31 December 2019	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	23	1,109	1,509	55,804	49,974	1,145	891
Other investments in associates and joint ventures			281
			1,790

The reporting dates of certain associates and joint ventures can differ from the reporting date of the Group, but by no more than three months.

TMB Bank Public Company Limited

ING Group has a 23.03% investment in TMB Bank Public Company Limited (hereafter: TMB), a bank listed on the Stock Exchange of Thailand. TMB is providing products and services to Wholesale, Small and Medium Enterprise (SME), and Retail customers. In December 2019 TMB merged with Thanachart Bank and became Thailand’s sixth largest bank.

TMB is accounted for as an investment in associate based on the size of ING shareholding and representation on the Board. IFRS requires to test its investment in TMB for impairment when there is an indication that impairment might exist.

Impairment testing

In the first half year of 2020, the fair value of ING’s investment in TMB significantly declined below the purchase cost. This indicator triggered ING to perform an impairment test on the recoverability of the investment of TMB. The impairment test performed led to no impairment at 30 June 2020, as the recoverable amount, as determined by a Value in Use calculation, was higher than the carrying amount.

Investments in associates and joint ventures
30 June 2020	Value in Use	Fair value	Carrying value
TMB Public Company Limited	1,606	673	1,492

Methodology

In line with IFRS, the recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use (‘VIU’). Fair value less costs of disposal is based on observable share price. The ViU calculation uses discounted cash flow projections based on management’s best estimates. VIU is derived using a Dividend Discount Model (DDM) where distributable equity, i.e. future earnings available to ordinary shareholders, is used as a proxy for future cash flows. The valuation looks at expected cash flows into perpetuity resulting in two main components to the ViU calculation:

i) the estimation of future earnings over a 5 year forecast period; and

ii) the terminal value being the extrapolation of earnings into perpetuity applying a long term growth rate. The earnings that are used for extrapolation represent the stable long term financial results and position of TMB, i.e. a steady state. The terminal value comprises the majority of the total VIU.

Key assumptions used in the VIU calculation

The value in use is determined using a valuation model which is subject to multiple management assumptions. The key assumptions, i.e. those to which the overall result is most sensitive to, are the following:

•Terminal growth rate: 3% for periods after 2024, consistent with current long term forecasts of GDP growth for Thailand;

•Discount rate (cost of equity): 9%, based on the capital asset pricing model (CAPM) calculated for TMB, using current market data.

The model was tested for reasonably possible changes to key assumptions in the model. This reflects the sensitivity of the VIU to each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. A reduction in all of the forecasted annual cash flows, including terminal value, of 7.1% would reduce the recoverable amount to the carrying amount. A -122bps change in the terminal growth rate or a 46bps change in the discount rate would cause the VIU to equal the carrying amount.

Changes in Investments in associates and joint ventures
	30 June 2020	31 December 2019
Opening balance as at 1 January	1,790	1,203
Additions	10	507
Transfers to and from Investments/Other assets and liabilities	–0	4
Revaluations	2	–18
Share of results	33	82
Dividends received	–11	–58
Disposals	–1	–10
Impairments	1	–34
Exchange rate differences	–55	113
Other	6
Closing balance	1,775	1,790

Share of results from associates and joint ventures of EUR 33 million (2019: EUR 82 million) as included in the table above, is mainly attributable to results of TMB of EUR 39 million (2019: EUR 77 million).

Share of results from associates and joint ventures as presented in the statement of profit or loss includes, besides above mentioned share of results, also impairments.